Borrowings (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Bank borrowings guaranteed by bank deposits USD ($)	Dec. 31, 2013 Bank borrowings guaranteed by bank deposits CNY	Dec. 31, 2012 Bank borrowings guaranteed by bank deposits CNY	Dec. 31, 2013 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2013 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2012 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2013 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2013 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2013 Bank borrowings guaranteed by accounts receivable USD ($)	Dec. 31, 2013 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2013 Unsecured loans USD ($)	Dec. 31, 2013 Unsecured loans CNY	Dec. 31, 2012 Unsecured loans CNY
Short-term bank borrowings
Total short-term bank borrowings	$ 1,109,384	6,715,877	7,526,015	$ 35,026	212,038	391,448	$ 595,157	3,602,902	3,448,503	$ 147,195	891,073	773,248	$ 21,474	130,000	$ 71,006	429,846	1,397,292
Current portion of long-term debt	$ 239,526	1,450,018	1,515,524
Weighted average interest rate (as a percent)	5.77%	5.77%	5.93%
Maximum maturity period	1 year	1 year